Related Party Transactions and Arrangements (Details Textual) ft² in Millions		12 Months Ended
	Aug. 25, 2021 USD ($)	Dec. 31, 2022 USD ($) ft²	Jun. 30, 2023 USD ($) ft²	Jun. 30, 2022 USD ($)	May 05, 2022 a	Dec. 31, 2021 USD ($)
Accounts receivable, net		$ 1,849,000	$ 1,941,000			$ 4,031,000
Accounts payable and accrued expenses		16,351,000	16,036,000			8,345,000
Due from related parties		$ 156,000	$ 0			0
Area of Real Estate Property (Square Foot) | ft²		5.4	5.4
Due to Related Parties, Total		$ 470,000	$ 470,000			0
Park Place Parking [Member]
Accounts receivable, net			200,000	$ 100,000
Due from related parties		100,000				$ 100,000
Color Up and Certain Member Entities of Color Up [Member]
Accounts receivable, net			156,000
Accounts payable and accrued expenses			$ 469,231
Due from related parties		156,000,000
Color Up and Certain Member Entities of Color Up [Member] | Tax Return Preparation Services [Member]
Related Party Transaction, Amounts of Transaction		129,490
Color Up and Certain Member Entities of Color Up [Member] | Accounts Payable and Accrued Liabilities [Member]
Due to Related Parties, Total		469,231
Affiliate of Bombe Asset Management LLC [Member]
License Fee, Monthly	$ 5,000
Affiliate of Bombe Asset Management LLC [Member] | License Agreement [Member]
License Fee, Monthly	$ 5,000
Unfinished Retain Office Space With ProKids [Member]
Area of Real Estate Property (Square Foot) | a					21,000
Building for Parking Rental in Ohio [Member]
Area of Real Estate Property (Square Foot) | a					531,000
ProKids [Member]
Due from related parties